MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2012
Current Assets
Marketable Securities	Marketable securities – current consist of the following:

	December 31
(in US$ thousands)	2011	2012
Available-for-sale securities:
Equity securities	$42,347	$17,773

Noncurrent Assets
Marketable Securities

Marketable securities – noncurrent consist of the following:

	December 31
(in US$ thousands)	2011	2012
Available-for-sale securities
Debt securities	$5,454	$2,727
Equity securities	1,630	1,565

	$7,084	$4,292